Note 6 - Other (Income) Expense (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 6,082
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total		$ 13,030
National Accounts Commercial Painting Operations [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Proceeds from Divestiture of Businesses	$ 3,386
Divestiture of Business, Notes Receivable	2,800
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	1,406
Florida and Arizona-based Landscaping Operations [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	4,676
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total	9,644
Cash Divested from Deconsolidation	$ 600